Income taxes - Deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 22,039	$ 8,775
Tax credits	9,135	3,811
Capitalized research and development costs	161	161
Total deferred tax assets	31,335	12,747
Valuation allowance	(30,150)	(12,012)
Deferred tax assets recognized	1,185	735
Deferred tax liabilities:
Acquired intangible assets	(2,111)	(2,111)
Total deferred tax liabilities	(2,111)	(2,111)
Net deferred tax liabilities	(926)	(1,376)
Increase in valuation allowance	$ 18,100	$ 3,300